Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit pension plan expense:
Current service cost	$ 1,981	$ 1,879
Past service cost	1,279	812
Net interest cost	827	720
Net defined benefit pension plan expense	$ 4,087	$ 3,411